Document And Entity Information	Dec. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2022
Entity Registrant Name	Arcus Biosciences, Inc.
Entity Central Index Key	0001724521
Entity Emerging Growth Company	false
Securities Act File Number	001-38419
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3898435
Entity Address, Address Line One	3928 Point Eden Way
Entity Address, City or Town	Hayward
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	(510)
Local Phone Number	694-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	RCUS
Security Exchange Name	NYSE